UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08025
                  --------------------------------------------

                            Global Income Fund, Inc.
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                              John F. Ramirez, Esq.
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
                  ---------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end:    12/31

Date of reporting period: 07/01/2008 - 06/30/2009

Item 1. Proxy Voting Record

     The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


=========================== GLOBAL INCOME FUND, INC. ===========================


40 / 86  STRATEGIC INCOME FUND

Ticker:       CFD            Security ID:  349739102
Meeting Date: DEC 10, 2008   Meeting Type: Annual
Record Date:  NOV 10, 2008

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect  Trustee Vincent J. Otto          For       Did Not Vote Management

*The shares held by the Registrant were not instructed to be voted due to internal error by the Registrant's proxy voting service provider.
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BLACKROCK INCOME TRUST INC., THE

Ticker:       BKT            Security ID:  09247F100
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       Split        Management
1.2   Elect  Director Kent Dixon              For       Split        Management
1.3   Elect  Director R. Glenn Hubbard        For       Split        Management
1.4   Elect  Director W. Carl Kester          For       Split        Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer. Approximately 10% of the shares held by the Registrant were not instructed to be voted due to internal error.

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BLACKROCK STRATEGIC BOND TRUST

Ticker:       BHD            Security ID:  09249G106
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       Split        Management
1.2   Elect  Director Kent Dixon              For       Split        Management
1.3   Elect  Director R. Glenn Hubbard        For       Split        Management
1.4   Elect  Director W. Carl Kester          For       Split        Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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COHEN & STEERS ADVANTAGE INCOME REALTY FUND INC

Ticker:       RLF            Security ID:  19247W102
Meeting Date: APR 30, 2009   Meeting Type: Annual
Record Date:  MAR 5, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee George Grossman           For       Split        Management
1.2   Elect Trustee Robert H. Steers          For       Split        Management
1.3   Elect Trustee C. Edward Ward, Jr.       For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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DWS DREMAN VALUE INCOME EDGE FUND INC

Ticker:       DHG            Security ID:  23339M105
Meeting Date: MAY 28, 2009   Meeting Type: Annual
Record Date:  MAR 31, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Dawn-Marie Driscoll       For       Split        Management
1.2   Elect Trustee Keith R. Fox              For       Split        Management
1.3   Elect Trustee Richard J. Herring        For       Split        Management
1.4   Elect Trustee William N. Searcy, Jr.    For       Split        Management
1.5   Elect Trustee Robert H. Wadsworth       For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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DWS MULTI-MARKET INCOME TRUST

Ticker:       KMM            Security ID:  23338L108
Meeting Date: MAY 28, 2009   Meeting Type: Annual
Record Date:  MAR 31, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Dawn-Marie Driscoll       For       Split        Management
1.2   Elect Trustee Keith R. Fox              For       Split        Management
1.3   Elect Trustee Richard J. Herring        For       Split        Management
1.4   Elect Trustee William N. Searcy, Jr.    For       Split        Management
1.5   Elect Trustee Robert H. Wadsworth       For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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EVERGREEN MULTI-SECTOR INCOME FUND

Ticker:       ERC            Security ID:  30024Y104
Meeting Date: FEB 12, 2009   Meeting Type: Annual
Record Date:  OCT 31, 2008

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect  Trustee Carol A. Kosel           For       Did Not Vote Management
1.2   Elect  Trustee Dr. Russell A. Salton    For       Did Not Vote Management
1.3   Elect  Trustee Richard K. Wagoner       For       Did Not Vote Management
2     Approve Investment Advisory Agreement   For       Did Not Vote Management
3     Approve Subadvisory Agreement           For       Did Not Vote Management
4     Approve Subadvisory Agreement           For       Did Not Vote Management

*The shares held by the Registrant were not instructed to be voted due to internal error by the Registrant's proxy voting service provider.

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FIRST TRUST / ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

Ticker:       FAM            Security ID:  337319107
Meeting Date: APR 16, 2009   Meeting Type: Annual
Record Date:  JAN 28, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Richard E. Erickson       For       Split        Management
1.2   Elect Trustee Thomas R. Kadlec          For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

--------------------------------------------------------------------------------

FIRST TRUST ENHANCED EQUITY INCOME FUND

Ticker:       FFA            Security ID:  337318109
Meeting Date: APR 16, 2009   Meeting Type: Annual
Record Date:  JAN 28, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Richard E. Erickson       For       Split        Management
1.2   Elect Trustee Thomas R. Kadlec          For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND, INC.

Ticker:       FFC            Security ID:  338478100
Meeting Date: APR 21, 2009   Meeting Type: Annual
Record Date:  JAN 21, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Morgan Gust               For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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GABELLI DIVIDEND & INCOME TRUST, THE

Ticker:       GDV            Security ID:  36242H104
Meeting Date: MAY 18, 2009   Meeting Type: Annual
Record Date:  MAR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Salvatore M. Salibello    For       Split        Management
1.2   Elect Trustee Edward T. Tokar           For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

--------------------------------------------------------------------------------

HELIOS STATEGIC MORTGAGE INCOME FUND, INC.

Ticker:       HSM            Security ID:  42327M109
Meeting Date: MAR 26, 2009   Meeting Type: Annual
Record Date:  JAN 14, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Director Robert F. Birch          For       Split        Management
1.2   Elect Director Stuart A. McFarland      For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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HELIOS TOTAL RETURN FUND INC.

Ticker:       HTR            Security ID:  42327V109
Meeting Date: MAR 26, 2009   Meeting Type: Annual
Record Date:  JAN 14, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Director Robert F. Birch          For       Split        Management
1.2   Elect Director Stuart A. McFarland      For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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JOHN HANCOCK PATRIOT PREMIUM DIVIDEND FUND II

Ticker:       PDT            Security ID:  41013T105
Meeting Date: SEP 3, 2008    Meeting Type: Special
Record Date:  JUL 7, 2008

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1     Amend Investment Advisory Agreement     For       Split        Management
2     Amend Sub-advisory Agreement            For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

--------------------------------------------------------------------------------

JOHN HANCOCK PATRIOT PREMIUM DIVIDEND FUND II

Ticker:       PDT            Security ID:  41013T105
Meeting Date: APR 28, 2009   Meeting Type: Annual
Record Date:  JAN 23, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Deborah C. Jackson        For       Split        Management
1.2   Elect Trustee Charles L. Ladner         For       Split        Management
1.3   Elect Trustee Stanley Martin            For       Split        Management
1.4   Elect Trustee John A. Moore             For       Split        Management
1.5   Elect Trustee Gregory A. Russo          For       Split        Management
1.6   Elect Trustee John G. Vrysen            For       Split        Management
2     Approve Investment Advisory Agreement   For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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NAVIOS MARITIME PARTNERS LP

Ticker:       NMM            Security ID:  Y62267102
Meeting Date: DEC 16, 2008   Meeting Type: Annual
Record Date:  NOV 3, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECT  DIRECTOR LEONIDAS KORRES         For       For          Management
1.2   ELECT  DIRECTOR EFSTATHIOS LOIZOS       For       For          Management
1.3   ELECT  DIRECTOR ROBERT PIEROT           For       For          Management
1.4   ELECT  DIRECTOR JOHN KARAKADAS          For       For          Management
2     PROPOSAL TO RATIFY THE APPOINTMENT OF   For       For          Management
      PRICEWATERHOUSECOOPERS AS THE COMPANY S
      INDEPENDENT PUBLIC ACCOUNTANTS FOR THE
      FISCAL YEAR ENDING DECEMBER 31, 2008.


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NUVEEN MULTI-STRATEGY INCOME AND GROWTH FUND

Ticker:       JPC            Security ID:  67073B106
Meeting Date: MAY 6, 2009    Meeting Type: Annual
Record Date:  MAR 9, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Trustee Robert P. Bremner         For       Split        Management
1.2   Elect Trustee Jack B. Evans             For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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PRT FOREST REGENERATION INCOME FUND

Ticker:       PRT.U          Security ID:  693946105
Meeting Date: SEP 10, 2008   Meeting Type: Annual/Special
Record Date:  AUG 6, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Stuart Wolfe              For       For          Management
1.2   Elect Trustee Robert K. Withers         For       For          Management
1.3   Elect Trustee Mark Gardhouse            For       For          Management
2     Elect Stuart Wolfe, Robert K. Withers   For       For          Management
      and Mark Gardhouse as Directors of
      Pacific Regeneration Technologies Inc.
3     Approve a Resolution Authorizing the    For       For          Management
      Termination of Governance Agreement
4     Amend Declaration of Trust              For       Against      Management


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RMR DIVIDEND CAPTURE FUND

Ticker:       RCR            Security ID:  76970L109
Meeting Date: MAY 4, 2009    Meeting Type: Annual
Record Date:  FEB 9, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1     Elect Trustee Jeffrey P. Somers         For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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RMR DIVIDEND CAPTURE FUND

Ticker:       RCR            Security ID:  76970L109
Meeting Date: JUN 4, 2009    Meeting Type: Special
Record Date:  MAR 31, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1     Approve Reorganization of Funds         For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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RMR REAL ESTATE FUND

Ticker:       RMR            Security ID:  74963F106
Meeting Date: MAY 4, 2009    Meeting Type: Annual
Record Date:  FEB 9, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1     Elect Trustee Jeffrey P. Somers         For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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RMR REAL ESTATE FUND

Ticker:       RMR            Security ID:  74963F106
Meeting Date: JUN 4, 2009    Meeting Type: Special
Record Date:  MAR 31, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1     Approve Reorganization of Funds         For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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TORTOISE NORTH AMERICAN ENERGY CORPORATION

Ticker:       TYN            Security ID:  89147T103
Meeting Date: MAY 22, 2009   Meeting Type: Annual
Record Date:  APR 7, 2009

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect Director Terry C. Matlack         For       Split        Management
1.2   Elect Director Charles E. Heath         For       Split        Management
2     Approval to Sell Common Shares Below    For       Split        Management
      Net Asset Value
3     Ratify Auditors                         For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Ticker:       ESD            Security ID:  95766A101
Meeting Date: FEB 27, 2009   Meeting Type: Annual
Record Date:  DEC 29, 2008

#     Proposal                                Mgt Rec   Vote Cast*   Sponsor
1.1   Elect  Trustee Carol L. Colman          For       Split        Management
1.2   Elect  Trustee Daniel P. Cronin         For       Split        Management
1.3   Elect  Trustee Paolo M. Cucchi          For       Split        Management

*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the Registrant were instructed to be voted in the same proportion as the vote of all other shareholders of the issuer.

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
                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Fund, Inc.

By: /s/ John F. Ramirez
    ----------------------------
    John F. Ramirez, Chief Compliance Officer

Date: August 27, 2009